Other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other non-current liabilities
Contractual upfront or commission payables	$ 19	$ 3
Asset retirement obligations	$ 18	$ 13